BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3.    BUSINESS COMBINATIONS

Business combinations in 2021:

During the years ended 2021, the Group completed three business combinations. The total consideration amounted to RMB23,000,000 (USD3,609,202). The consideration paid is RMB19,530,000 (USD3,064,683). The results of the acquired hotel’s operation have been included in the Company’s consolidated financial statements since its respective dates of acquisition. The Group completed the valuations necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests (if applicable) with the assistance from an independent valuation firm, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates. Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions. The initial accounting is incomplete as the valuations of intangible assets.

The net revenue and net loss of the acquire included in the consolidated statements of operations for the year ended December 31, 2021 were not material. Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually and in the aggregate, were not significant to the Company’s consolidated results of operations.

The following is a summary of the fair values of the aggregate assets acquired and liabilities assumed:

	2021	Amortization Period
Property and equipment	92,075	3-5 years
Intangible assets
Trademark	36,896,000	10 years
Goodwill	20,588,461
Noncontrolling interest	(34,576,536)
Total	23,000,000

Business combinations in 2020:

During the years ended 2020, the Group completed one business combinations of one hotel. The total consideration amounted to RMB2,200,000, among which RMB153,251 was allocated to goodwill. The business acquisition was accounted for under purchase accounting. The acquired hotel was considered insignificant. The results of the acquired hotel’s operation have been included in the Company’s consolidated financial statements since its respective dates of acquisition.